BORROWING, FINANCING AND DEBENTURES - Schedule Of Detailed Information About Borrowings (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	[1]
BORROWING, FINANCING AND DEBENTURES
Borrowings		R$ 13,592,286	R$ 12,716,832	R$ 13,822,913
Current		331,151	945,069
Non-current		13,261,135	11,771,763
Debentures Current		77,601	350,145
Debentures Non-current		1,835,603	1,572,587
BRL | Financing Agency for Studies and Projects FINEP [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		16,979	44,193
BRL | Debentures [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		1,913,204	1,922,732
BRL | Business notes [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		519,044
BRL | Operations Avon [Member] | Working capital loan [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		113,664	164,491
BRL | Natura &Co Luxemburgo operation | Working capital loan [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		1,304,425
British Pounds | Operations The Body Shop [Member] | Working capital loan [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings			526,743
USD | Notes - Avon [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings	[2]	1,421,272	4,255,958
USD | Notes - Lux [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		3,130,732
USD | Notes [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings		5,172,966	5,523,287
USD | Resolution No. 4131/62 [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings			279,428
Local Currency
BORROWING, FINANCING AND DEBENTURES
Borrowings		8,419,320	6,914,117
Foreign Currency
BORROWING, FINANCING AND DEBENTURES
Borrowings		R$ 5,172,966	R$ 5,802,715

[1]	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the subsidiary Natura Cosméticos of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 19.1.iii) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 19.1.ii));
[2]	Balance recognized at fair value at the time of the business combination with subsidiary Avon and subsequently measured at amortized cost.